Financial instruments - Fair values and risk management - Currency risk related to operating (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Operating expense	$ (671,696)	$ (726,666)	$ (708,859)
EUR | Fx rate risk
Disclosure of detailed information about financial instruments [line items]
Trade payables	(6,653)	(5,680)	(5,662)
Operating expense	(103,339)	(101,039)	(97,082)
USD | Fx rate risk
Disclosure of detailed information about financial instruments [line items]
Trade payables	(18,043)	(20,332)	(21,564)
Operating expense	(568,357)	(625,627)	(611,777)
Treasury Notes | EUR | Fx rate risk
Disclosure of detailed information about financial instruments [line items]
Treasury Notes	(50,664)	(104,006)	(38,654)
Treasury Notes | USD | Fx rate risk
Disclosure of detailed information about financial instruments [line items]
Treasury Notes	$ 0	$ 0	$ 0